UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

January 31, 2018

MFS® Global Alternative Strategy Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 67.3%
Aerospace - 1.0%
Boeing Co.	2,376	$841,980
CACI International, Inc., “A” (a)	1,312	184,401
Curtiss-Wright Corp.	749	97,864
FLIR Systems, Inc.	1,568	80,297
Harris Corp.	2,517	401,159
HEICO Corp.	425	34,136
Honeywell International, Inc.	507	80,953
L3 Technologies, Inc.	603	128,113
Leidos Holdings, Inc.	1,080	71,928
ManTech International Corp., “A”	2,158	112,367
Northrop Grumman Corp.	163	55,506
Rolls-Royce Holdings PLC	33,798	418,456
Saab AB, “B”	3,220	154,260
United Technologies Corp.	430	59,344

		$2,720,764
Airlines - 0.1%
Aena S.A.	278	$60,557
Alaska Air Group, Inc.	640	42,067
Delta Air Lines, Inc.	1,537	87,255
Malaysia Airports Holdings Berhad	20,600	47,830

		$237,709
Alcoholic Beverages - 1.3%
AmBev S.A., ADR	7,791	$53,524
China Resources Beer Holdings Co. Ltd.	62,000	233,397
Constellation Brands, Inc., “A”	3,242	711,522
Diageo PLC	10,715	385,287
Heineken N.V.	5,701	640,991
Molson Coors Brewing Co.	981	82,424
Pernod Ricard S.A.	8,644	1,376,910

		$3,484,055
Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	2,729	$261,890
Hanesbrands, Inc.	3,319	72,089
LVMH Moet Hennessy Louis Vuitton SE	3,730	1,169,786
NIKE, Inc., “B”	1,226	83,638
PVH Corp.	530	82,192

		$1,669,595
Automotive - 0.7%
Fenix Parts, Inc. (a)	7,586	$2,333
GKN PLC	22,030	132,249
Goodyear Tire & Rubber Co.	1,769	61,597
Harley-Davidson, Inc.	1,293	62,659
Kar Auction Services, Inc.	2,427	132,369
Koito Manufacturing Co. Ltd.	1,600	113,236
Lear Corp.	2,041	394,199
LKQ Corp. (a)	1,970	82,799
NGK Spark Plug Co. Ltd	5,000	132,523
Stanley Electric Co. Ltd.	3,300	134,203
Tofas Turk Otomobil Fabriikasi A.S.	10,473	88,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - continued
USS Co. Ltd.	14,500	$324,488
WABCO Holdings, Inc. (a)	1,911	295,039

		$1,956,431
Biotechnology - 0.6%
ACADIA Pharmaceuticals, Inc.	929	$27,786
Alder Biopharmaceuticals, Inc.	1,586	22,442
Amgen, Inc.	1,477	274,796
Amicus Therapeutics, Inc. (a)	2,999	48,644
Bio-Techne Corp.	353	49,522
Biogen, Inc. (a)	708	246,249
Celgene Corp. (a)	3,522	356,286
Exact Sciences Corp. (a)	560	27,838
Gilead Sciences, Inc.	1,375	115,225
Immunomedics, Inc (a)	2,344	39,074
Incyte Corp. (a)	274	24,739
MiMedx Group, Inc. (a)	2,342	39,229
Neurocrine Biosciences, Inc. (a)	516	44,103
Regeneron Pharmaceuticals, Inc. (a)	727	266,555
Spark Therapeutics, Inc. (a)	569	31,892
Tesaro, Inc. (a)	326	21,992
VTV Therapeutics, Inc. (a)	2,080	16,141

		$1,652,513
Broadcasting - 0.6%
Eutelsat Communications	3,724	$81,929
Interpublic Group of Companies, Inc.	4,006	87,691
Netflix, Inc. (a)	3,536	955,781
WPP Group PLC	25,508	462,860

		$1,588,261
Brokerage & Asset Managers - 1.6%
Apollo Global Management LLC	21,667	$774,595
BlackRock, Inc.	841	472,474
Blackstone Group LP	5,763	210,638
Computershare Ltd.	15,489	208,433
Daiwa Securities Group, Inc.	19,000	137,076
Hamilton Lane, Inc., “A”	1,221	45,519
IG Group Holdings PLC	15,128	166,036
Intercontinental Exchange, Inc.	6,693	494,211
Invesco Ltd.	4,260	153,914
NASDAQ, Inc.	13,939	1,127,804
Raymond James Financial, Inc.	1,033	99,571
Schroders PLC	3,774	199,337
TD Ameritrade Holding Corp.	1,543	86,084
TMX Group Ltd.	3,563	224,121
WisdomTree Investments, Inc.	3,899	45,189

		$4,445,002
Business Services - 4.1%
Accenture PLC, “A” (s)	12,375	$1,988,663
Amdocs Ltd.	1,389	95,008
Ashtead Group PLC	7,752	231,691
Brenntag AG	669	43,374
Bunzl PLC	19,001	555,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Cerved Information Solutions S.p.A.	2,433	$34,285
Cognizant Technology Solutions Corp., “A”	2,636	205,555
Compass Group PLC	22,349	470,430
CoStar Group, Inc. (a)	98	33,919
Doshisha Co. Ltd.	6,100	143,266
DXC Technology Co.	17,587	1,750,786
Equifax, Inc.	2,675	334,188
Fidelity National Information Services, Inc.	1,610	164,800
First Data Corp. (a)	33,948	600,880
Fiserv, Inc. (a)	4,753	669,413
FleetCor Technologies, Inc. (a)	996	211,650
Forrester Research, Inc.	963	42,035
Global Payments, Inc.	4,571	510,946
Grand Canyon Education, Inc. (a)	7,244	673,620
Intertek Group PLC	3,387	241,606
Meitec Corp.	2,800	154,298
Nomura Research Institute Ltd.	5,100	235,735
PRA Group, Inc. (a)	2,535	90,626
SGS S.A.	122	328,086
Super Retail Group Ltd.	24,803	175,080
Travelport Worldwide Ltd.	39,340	535,417
Verisk Analytics, Inc., “A” (a)	2,302	230,315
WNS (Holdings) Ltd., ADR (a)	2,067	91,899
Worldpay, Inc. (a)	3,908	313,851
Yext, Inc. (a)	8,431	101,594
Zendesk, Inc. (a)	3,041	117,139

		$11,375,914
Cable TV - 0.9%
Altice USA, Inc. (a)	2,221	$47,685
Charter Communications, Inc., “A” (a)	765	288,596
Comcast Corp., “A”	49,466	2,103,789

		$2,440,070
Chemicals - 1.2%
3M Co.	1,574	$394,287
Celanese Corp.	1,094	118,327
CF Industries Holdings, Inc.	14,800	628,112
DowDuPont, Inc.	897	67,795
Eastman Chemical Co.	903	89,560
FMC Corp.	683	62,378
Givaudan S.A.	236	567,972
Ingevity Corp. (a)	2,232	161,932
LyondellBasell Industries N.V., “A”	3,967	475,405
Orica Ltd.	10,456	161,769
PPG Industries, Inc.	5,985	710,599

		$3,438,136
Computer Software - 2.7%
8x8, Inc. (a)	7,247	$128,272
Adobe Systems, Inc. (a)	6,360	1,270,474
ANSYS, Inc. (a)	2,388	386,020
Cadence Design Systems, Inc. (a)	20,402	915,234
Check Point Software Technologies Ltd. (a)	1,120	115,819
Dassault Systemes S.A.	3,375	389,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Microsoft Corp.	9,133	$867,726
MuleSoft, Inc., “A” (a)	3,230	79,393
OBIC Co. Ltd.	9,200	719,617
Okta, Inc. (a)	840	24,738
Oracle Corp.	13,220	682,020
Paylocity Holding Corp. (a)	1,643	85,912
PTC, Inc. (a)	2,082	151,320
RingCentral, Inc. (a)	1,458	79,169
Sabre Corp.	5,993	124,475
Salesforce.com, Inc. (a)	3,937	448,464
SAP SE	6,758	762,100
SendGrid, Inc. (a)	1,790	40,221
Symantec Corp.	2,120	57,728
Twilio, Inc., “A” (a)	3,708	97,298
Ultimate Software Group, Inc. (a)	330	76,854

		$7,502,043
Computer Software - Systems - 2.8%
Amadeus IT Group S.A.	25,487	$1,977,079
Apple, Inc.	3,617	605,594
Autodesk, Inc.	2,094	242,108
Box, Inc. (a)	3,726	82,866
Constellation Software, Inc.	49	31,675
EMIS Group PLC	8,666	92,160
EPAM Systems, Inc. (a)	737	86,583
Five9, Inc. (a)	3,480	90,515
ForeScout Tech, Inc. (a)	2,046	62,239
Hewlett Packard Enterprise	24,267	397,979
Hitachi Ltd.	7,000	56,054
International Business Machines Corp.	2,492	407,940
Interxion Holding N.V. (a)	1,314	82,454
Kinaxis, Inc. (a)	533	35,893
Model N, Inc. (a)	2,685	40,141
NCR Corp.	1,910	71,644
NetApp, Inc.	5,313	326,750
New Relic, Inc. (a)	1,183	70,661
NICE Systems Ltd., ADR	3,124	284,596
Presidio, Inc. (a)	3,995	73,148
Proofpoint, Inc. (a)	610	62,232
Q2 Holdings, Inc. (a)	2,024	85,716
Rapid7, Inc. (a)	3,423	82,084
RealPage, Inc. (a)	1,505	74,874
SS&C Technologies Holdings, Inc.	7,503	377,251
Switch, Inc.	4,873	79,040
Tech Data Corp. (a)	5,642	565,723
Venture Corp. Ltd.	12,600	221,062
Verint Systems, Inc. (a)	3,249	135,646
Western Digital Corp.	9,168	815,769
Xerox Corp.	2,742	93,584

		$7,711,060
Conglomerates - 0.1%
Ansell Ltd.	5,953	$120,643
DCC PLC	2,178	228,995

		$349,638

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.7%
Armstrong World Industries, Inc. (a)	1,002	$62,825
Bellway PLC	3,524	166,168
Forterra PLC	37,653	152,098
Foundation Building Materials, Inc. (a)	4,717	69,953
Geberit AG	342	162,044
GMS, Inc. (a)	4,541	155,665
Lennox International, Inc.	177	38,570
Owens Corning	11,539	1,072,781
Pool Corp.	1,720	232,613
Pulte Homes, Inc.	4,018	127,893
Sherwin-Williams Co.	2,179	908,883
Siteone Landscape Supply, Inc. (a)	3,492	265,951
Stanley Black & Decker, Inc.	802	133,316
Summit Materials, Inc., “A” (a)	2,669	85,275
Techtronic Industries Co. Ltd.	16,000	106,562
Toll Brothers, Inc.	2,179	101,498
Toto Ltd.	2,500	143,523
Trex Co., Inc. (a)	432	48,207
Vulcan Materials Co.	4,021	544,443

		$4,578,268
Consumer Products - 1.9%
Colgate-Palmolive Co.	10,886	$808,177
Coty, Inc., “A”	4,371	85,715
E.L.F. Beauty, Inc. (a)	3,134	64,435
Estee Lauder Cos., Inc., “A”	1,599	215,801
Kao Corp.	7,000	487,831
Kobayashi Pharmaceutical Co. Ltd.	18,800	1,250,152
L’Oréal S.A.	4,058	922,496
Newell Brands, Inc.	3,280	86,723
Reckitt Benckiser Group PLC	11,816	1,141,336
Sensient Technologies Corp.	1,098	78,891

		$5,141,557
Consumer Services - 0.8%
51job, Inc., ADR (a)	1,054	$73,875
Asante, Inc.	6,700	109,733
Bright Horizons Family Solutions, Inc. (a)	6,749	662,752
Ctrip.com International Ltd., ADR (a)	774	36,208
Estacio Participacoes S.A., ADR	11,754	128,706
Kroton Educacional S.A.	16,047	82,642
Localiza Rent a Car S.A., ADR	25,473	205,058
Priceline Group, Inc. (a)(s)	448	856,598
ServiceMaster Global Holdings, Inc. (a)	751	39,593

		$2,195,165
Containers - 0.3%
Berry Global Group, Inc. (a)	6,293	$372,483
Brambles Ltd.	14,871	118,499
Fuji Seal International, Inc.	4,400	153,337
Graphic Packaging Holding Co.	10,519	169,882
Sealed Air Corp.	1,369	64,822

		$879,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.0%
AMETEK, Inc.	6,735	$513,881
Amphenol Corp.	5,004	464,221
Azz, Inc.	1,296	58,968
Gates Industrial Corp. PLC (a)	5,831	114,288
HD Supply Holdings, Inc. (a)	5,274	205,106
IMI PLC	14,458	272,820
Johnson Controls International PLC	12,499	489,086
Legrand S.A.	1,019	84,790
Littelfuse, Inc.	1,479	321,446
Mettler-Toledo International, Inc. (a)	1,281	865,008
MSC Industrial Direct Co., Inc., “A”	987	92,660
Rockwell Automation, Inc.	1,909	376,627
Schneider Electric S.A.	10,023	939,277
Sensata Technologies Holding B.V. (a)	1,842	103,613
Spectris PLC	5,828	215,892
TE Connectivity Ltd.	1,120	114,834
TriMas Corp. (a)	2,940	78,204
WESCO International, Inc. (a)	2,516	171,465

		$5,482,186
Electronics - 2.2%
Analog Devices, Inc.	6,340	$582,519
Broadcom Corp.	2,135	529,544
Brooks Automation, Inc.	1,797	50,136
CTS Corp.	290	7,975
Halma PLC	50,053	907,535
Inphi Corp. (a)	2,342	69,956
Integrated Device Technology, Inc. (a)	1,251	37,405
Intel Corp.	7,790	375,011
Keysight Technologies, Inc. (a)	1,583	73,958
M/A-COM Technology Solutions Holdings, Inc. (a)	1,087	33,806
Maxim Integrated Products, Inc.	1,646	100,406
Mellanox Technologies Ltd. (a)	751	48,777
Monolithic Power Systems, Inc.	2,567	305,781
NVIDIA Corp.	1,874	460,629
OSI Systems, Inc. (a)	886	58,547
Plexus Corp. (a)	1,439	85,980
Samsung Electronics Co. Ltd.	15	35,150
Silicon Laboratories, Inc. (a)	1,147	110,341
Silicon Motion Technology Corp., ADR	2,700	134,136
Taiwan Semiconductor Manufacturing Co. Ltd.	14,654	128,405
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,147	1,411,271
Texas Instruments, Inc.	5,211	571,490

		$6,118,758
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	3,723	$223,566
Cabot Oil & Gas Corp.	3,288	86,639
Cairn Energy PLC (a)	12,951	38,027
Caltex Australia Ltd.	2,443	68,369
Concho Resources, Inc. (a)	311	48,964
Energen Corp. (a)	2,691	140,551
EOG Resources, Inc.	2,024	232,760
EQT Corp.	1,582	85,887
Hess Corp.	1,520	76,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
HollyFrontier Corp.	1,263	$60,573
Marathon Petroleum Corp.	9,780	677,461
Noble Energy, Inc.	582	17,763
Oil Search Ltd.	11,195	68,288
Parsley Energy, Inc., “A” (a)	2,549	60,156
PDC Energy, Inc. (a)	956	49,569
Phillips 66	9,748	998,195
Pioneer Natural Resources Co.	518	94,747
TORC Oil & Gas Ltd.	24,227	133,938
Valero Energy Corp.	6,298	604,419

		$3,766,647
Energy - Integrated - 0.2%
BP PLC	20,351	$144,795
BP PLC, ADR	1,317	56,354
Eni S.p.A.	5,265	94,692
Exxon Mobil Corp.	2,752	240,250
Galp Energia SGPS S.A.	3,980	75,949

		$612,040
Engineering - Construction - 0.1%
KBR, Inc.	8,707	$177,100
Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,491	56,286
Team, Inc. (a)	2,554	43,418

		$276,804
Entertainment - 0.1%
IMAX Corp.	3,306	$65,624
Live Nation, Inc. (a)	1,857	83,676
Madison Square Garden Co., “A” (a)	146	31,513
Merlin Entertainments PLC	17,997	83,967
Parques Reunidos Servicios Centrales S.A.U.	3,164	55,153
Six Flags Entertainment Corp.	333	22,497
Time Warner, Inc.	322	30,703
Twenty-First Century Fox, Inc.	587	21,660

		$394,793
Food & Beverages - 2.9%
Archer Daniels Midland Co.	6,682	$286,992
Blue Buffalo Pet Products, Inc. (a)	2,227	75,673
Britvic PLC	11,995	125,093
Bunge Ltd.	280	22,240
Cal-Maine Foods, Inc. (a)	2,680	114,034
Coca-Cola European Partners PLC	1,612	64,738
Danone S.A.	14,311	1,234,153
Flex Pharma, Inc. (a)	1,626	6,715
Greencore Group PLC	14,470	39,960
Hostess Brands, Inc. (a)	6,671	92,060
J.M. Smucker Co.	1,656	210,130
Marine Harvest A.S.A.	9,666	167,330
Mondelez International, Inc.	940	41,736
Monster Beverage Corp. (a)	2,460	167,846
Nestle S.A.	23,232	2,007,325
Nestle S.A., ADR	5,437	469,757
PepsiCo, Inc.	6,280	755,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Pinnacle Foods, Inc.	2,101	$130,136
S Foods, Inc.	3,300	143,583
Tate & Lyle PLC	11,050	100,694
TreeHouse Foods, Inc. (a)	2,220	104,695
Tyson Foods, Inc., “A”	20,828	1,585,219

		$7,945,593
Food & Drug Stores - 0.2%
Booker Group PLC	73,544	$236,619
Kroger Co.	2,327	70,648
Sundrug Co. Ltd.	2,300	99,060
Tesco Corp.	9,515	28,236

		$434,563
Furniture & Appliances - 0.0%
Whirlpool Corp.	536	$97,241

Gaming & Lodging - 0.8%
Carnival Corp.	2,860	$204,805
Marriott International, Inc., “A”	4,831	711,800
MGM Mirage	3,568	130,054
Paddy Power Betfair PLC	3,614	419,487
Royal Caribbean Cruises Ltd.	4,661	622,477
Vail Resorts, Inc.	943	206,102

		$2,294,725
General Merchandise - 0.3%
B&M European Value Retail S.A.	18,511	$109,310
Costco Wholesale Corp.	477	92,953
Dollar Tree, Inc. (a)	1,830	210,450
Dollarama, Inc.	1,695	231,760
Target Corp.	1,617	121,631

		$766,104
Health Maintenance Organizations - 0.6%
Centene Corp. (a)	959	$102,843
Cigna Corp.	231	48,129
Humana, Inc.	2,365	666,528
Molina Healthcare, Inc. (a)	822	75,098
UnitedHealth Group, Inc.	2,426	574,428
WellCare Health Plans, Inc. (a)	458	96,354

		$1,563,380
Insurance - 2.9%
AIA Group Ltd.	111,000	$953,188
Allstate Corp.	1,434	141,636
Aon PLC	4,980	708,007
Arthur J. Gallagher & Co.	1,204	82,257
Aspen Insurance Holdings Ltd.	1,229	45,903
Assurant, Inc.	659	60,285
Athene Holding Ltd. (a)	12,181	610,999
Beazley PLC	62,962	474,696
Brighthouse Financial, Inc. (a)	340	21,848
Chubb Ltd.	339	52,935
Everest Re Group Ltd.	578	132,824
Fairfax Financial Holdings Ltd.	710	373,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	1,639	$185,453
Hartford Financial Services Group, Inc.	2,700	158,652
Hiscox Ltd.	7,781	156,217
Jardine Lloyd Thompson Group PLC	9,457	181,003
Lincoln National Corp.	824	68,227
MetLife, Inc.	10,366	498,294
Progressive Corp.	2,496	135,034
Prudential Financial, Inc.	7,019	833,998
Safety Insurance Group, Inc.	539	41,853
Sony Financial Holdings, Inc.	7,500	137,603
Swiss Re Ltd.	774	76,340
Third Point Reinsurance Ltd. (a)	3,946	56,231
Travelers Cos., Inc.	4,009	601,029
Unum Group	16,284	866,146
Validus Holdings Ltd.	988	66,888
XL Group Ltd.	2,576	94,900
Zurich Insurance Group AG	407	133,764

		$7,949,682
Internet - 2.4%
Alibaba Group Holding Ltd., ADR (a)	5,297	$1,082,124
Alphabet, Inc., “A” (a)	1,359	1,606,637
Alphabet, Inc., “C” (a)	888	1,038,907
Facebook, Inc., “A” (a)	11,010	2,057,659
GrubHub, Inc. (a)	1,000	72,250
LogMeIn, Inc.	2,273	285,943
NAVER Corp.	518	441,429
Rightmove PLC	3,348	209,779
Scout24 AG	757	35,038

		$6,829,766
Leisure & Toys - 1.2%
Brunswick Corp.	1,609	$101,013
Electronic Arts, Inc. (a)	14,681	1,863,900
Take-Two Interactive Software, Inc. (a)	11,438	1,448,851

		$3,413,764
Machinery & Tools - 2.8%
Allison Transmission Holdings, Inc.	5,554	$245,709
Caterpillar, Inc.	4,738	771,252
Cummins, Inc.	2,426	456,088
Daikin Industries Ltd.	1,300	156,909
Deere & Co.	526	87,537
Eaton Corp. PLC	13,550	1,137,794
Gardner Denver Holdings, Inc. (a)	2,303	79,638
GEA Group AG	15,517	771,183
Herman Miller, Inc.	2,208	89,424
ITT, Inc.	3,584	200,704
Kubota Corp.	7,900	161,802
Nordson Corp.	1,299	186,692
Regal Beloit Corp.	11,082	863,288
Ritchie Bros. Auctioneers, Inc.	13,352	434,320
Ritchie Bros. Auctioneers, Inc.	4,391	142,795
Roper Technologies, Inc.	2,453	688,287
Schindler Holding AG	474	118,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Spirax-Sarco Engineering PLC	7,052	$568,225
SPX FLOW, Inc. (a)	1,804	83,651
United Rentals, Inc. (a)	1,996	361,496

		$7,605,657
Major Banks - 1.7%
Bank of America Corp.	28,506	$912,192
Barclays PLC	43,071	122,272
BNP Paribas	2,224	183,896
Comerica, Inc.	1,404	133,689
Credit Suisse Group AG, ADR	11,504	222,487
Erste Group Bank AG	2,427	122,127
Goldman Sachs Group, Inc.	639	171,182
Huntington Bancshares, Inc.	8,291	134,148
JPMorgan Chase & Co.	13,352	1,544,426
KeyCorp	6,828	146,119
Mitsubishi UFJ Financial Group, Inc.	22,800	172,293
Morgan Stanley	1,466	82,902
PNC Financial Services Group, Inc.	595	94,022
Svenska Handelsbanken AB	19,499	283,704
Wells Fargo & Co.	7,235	475,918

		$4,801,377
Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	754	$75,151
Capital Senior Living Corp. (a)	2,097	23,654
Express Scripts Holding Co. (a)	7,518	595,275
Healthcare Services Group, Inc.	1,368	75,486
Henry Schein, Inc. (a)	3,533	267,377
HMS Holdings Corp. (a)	4,640	79,483
Hogy Medical Co. Ltd.	2,100	159,467
ICON PLC (a)	1,162	127,262
LifePoint Health, Inc. (a)	2,376	117,493
McKesson Corp.	9,442	1,594,565
MEDNAX, Inc. (a)	2,260	119,351
Miraca Holdings, Inc.	2,800	128,240
OptiNose, Inc. (a)	2,891	54,784
Premier, Inc., “A” (a)	5,165	167,604
Quest Diagnostics, Inc.	732	77,460
Sonic Healthcare Ltd.	200	3,840
Syneos Health, Inc. (a)	2,067	79,269
Teladoc, Inc. (a)	2,460	92,004
Universal Health Services, Inc.	584	70,956

		$3,908,721
Medical Equipment - 2.3%
Cooper Cos., Inc.	773	$189,130
Danaher Corp.	8,400	850,752
Dentsply Sirona, Inc.	889	54,060
DexCom, Inc. (a)	1,417	82,469
Edwards Lifesciences Corp.	1,258	159,238
Essilor International S.A.	3,035	431,071
iRhythm Technologies, Inc. (a)	910	54,263
Medtronic PLC	9,316	800,151
Merit Medical Systems, Inc. (a)	1,931	89,695

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Nevro Corp. (a)	1,003	$80,501
Nihon Kohden Corp.	3,000	71,097
NuVasive, Inc. (a)	1,353	66,121
NxStage Medical, Inc. (a)	1,303	32,614
Obalon Therapeutics, Inc. (a)	2,080	8,528
PerkinElmer, Inc.	8,054	645,609
QIAGEN N.V. (a)	6,288	210,317
Steris PLC	5,344	485,876
Stryker Corp.	1,451	238,515
Tactile Systems Technology, Inc. (a)	1,440	45,403
Terumo Corp.	11,800	579,872
Thermo Fisher Scientific, Inc.	4,749	1,064,298
West Pharmaceutical Services, Inc.	643	64,429
Zimmer Biomet Holdings, Inc.	921	117,078

		$6,421,087
Metals & Mining - 0.1%
Rio Tinto PLC	2,552	$142,112

Natural Gas - Distribution - 0.2%
China Resources Gas Group Ltd.	20,000	$65,982
Italgas SpA	25,535	157,691
New Jersey Resources Corp.	2,320	90,016
NiSource, Inc.	2,328	57,455
Sempra Energy	941	100,706

		$471,850
Natural Gas - Pipeline - 0.3%
APA Group	9,755	$63,356
Boardwalk Pipeline Partners LP	6,394	80,309
Cheniere Energy, Inc. (a)	633	35,802
Enbridge, Inc.	1,921	70,327
Enterprise Products Partners LP	1,090	30,106
EQT Midstream Partners LP	6,778	504,215
Plains GP Holdings LP	3,271	69,607

		$853,722
Network & Telecom - 0.3%
Cisco Systems, Inc.	9,604	$398,950
LM Ericsson Telephone Co., “B”	33,031	212,105
Motorola Solutions, Inc.	748	74,396
VTech Holdings Ltd.	10,300	142,466

		$827,917
Oil Services - 0.4%
Forum Energy Technologies, Inc. (a)	5,028	$84,973
Frank’s International N.V.	16,983	117,522
Halliburton Co.	600	32,220
Liberty Oilfield Services, Inc. (a)	4,893	108,331
NOW, Inc. (a)	8,818	103,964
Oil States International, Inc. (a)	1,553	49,696
Schlumberger Ltd.	6,239	459,066
Superior Energy Services, Inc. (a)	7,379	77,111
U.S. Silica Holdings, Inc.	1,457	48,504

		$1,081,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 4.9%
Aeon Financial Service Co. Ltd.	5,700	$142,709
AIB Group PLC	13,391	93,353
Air Lease Corp.	1,698	82,557
Bank of Hawaii Corp.	731	61,163
Bank of the Ozarks, Inc.	1,784	89,111
Berkshire Hills Bancorp, Inc.	2,278	86,450
Brookline Bancorp, Inc.	4,287	68,592
Cathay General Bancorp, Inc.	2,009	87,874
Chiba Bank Ltd.	24,000	208,644
Citigroup, Inc. (s)	31,325	2,458,386
Citizens Financial Group, Inc.	2,864	131,458
Credicorp Ltd.	1,907	441,718
Discover Financial Services	15,380	1,227,324
DNB A.S.A.	3,510	71,212
East West Bancorp, Inc.	9,784	644,863
Element Fleet Management Corp.	18,848	127,186
Fifth Third Bancorp	3,702	122,536
First Hawaiian, Inc.	3,571	103,202
First Interstate BancSystem, Inc.	2,808	117,515
First Republic Bank	1,168	104,594
Glacier Bancorp, Inc.	2,724	106,835
Grupo Financiero Banorte S.A. de C.V.	47,398	304,531
Hanmi Financial Corp.	2,322	73,143
HDFC Bank Ltd.	2,783	90,694
HDFC Bank Ltd., ADR	5,208	565,537
Intesa Sanpaolo S.p.A	38,259	150,125
Julius Baer Group Ltd.	7,151	490,947
Jyske Bank	3,565	206,187
KBC Group N.V.	1,500	144,144
Lakeland Financial Corp.	1,743	83,786
M&T Bank Corp.	512	97,679
Mastercard, Inc., “A”	508	85,852
Northern Trust Corp.	1,233	129,946
Pinnacle Financial Partners, Inc.	1,131	71,592
Preferred Bank	774	49,861
Prosperity Bancshares, Inc.	1,648	124,918
Public Bank Berhad	20,300	114,374
Sandy Spring Bancorp, Inc.	1,859	70,307
Santander Consumer USA Holdings, Inc.	3,469	59,840
SunTrust Banks, Inc.	1,858	131,361
Synchrony Financial	29,553	1,172,663
TCF Financial Corp.	3,767	80,802
Texas Capital Bancshares, Inc. (a)	806	76,409
Textainer Group Holdings Ltd. (a)	3,413	83,619
U.S. Bancorp	12,302	702,936
UMB Financial Corp.	1,489	113,432
Visa, Inc., “A”	10,152	1,261,183
Wintrust Financial Corp.	3,449	296,269

		$13,409,419
Pharmaceuticals - 2.8%
Aratana Therapeutics, Inc. (a)	4,483	$20,756
Bayer AG	8,491	1,111,338
Bristol-Myers Squibb Co.	9,843	616,172
Collegium Pharmaceutical, Inc. (a)	1,774	42,292

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Eli Lilly & Co.	13,226	$1,077,258
Genomma Lab Internacional S.A., “B” (a)	134,171	147,423
Johnson & Johnson	10,443	1,443,118
Merck & Co., Inc.	6,772	401,241
Mylan N.V. (a)	1,398	59,904
Novartis AG	5,510	498,460
Novo Nordisk A.S., “B”	3,594	199,890
PetIQ, Inc. (a)	1,305	31,320
Pfizer, Inc.	18,427	682,536
Roche Holding AG	3,637	896,599
Santen Pharmaceutical Co. Ltd.	21,200	347,145
Zoetis, Inc.	638	48,954

		$7,624,406
Pollution Control - 0.1%
Advanced Disposal Services, Inc. (a)	2,440	$59,463
Clean Harbors, Inc. (a)	3,938	217,929
Evoqua Water Technologies LLC (a)	2,911	66,545

		$343,937
Precious Metals & Minerals - 0.0%
Agnico Eagle Mines Ltd.	2,266	$107,136

Printing & Publishing - 0.3%
Moody’s Corp.	3,707	$599,756
RELX N.V.	6,366	141,595

		$741,351
Railroad & Shipping - 0.5%
Canadian National Railway Co.	7,627	$611,075
Canadian Pacific Railway Ltd.	178	32,937
Kansas City Southern Co.	930	105,211
StealthGas, Inc. (a)	7,226	31,433
Union Pacific Corp.	3,804	507,834

		$1,288,490
Real Estate - 1.6%
Annaly Capital Management, Inc., REIT	15,761	$166,121
Ascendas Real Estate Investment Trust, REIT	71,900	151,276
Big Yellow Group PLC, REIT	3,338	41,115
Brixmor Property Group Inc., REIT	6,459	104,830
Concentradora Fibra Danhos S.A. de C.V., REIT	79,253	131,579
Corporate Office Properties Trust, REIT	2,112	57,658
Deutsche Wohnen SE	8,815	398,371
EPR Properties, REIT	828	48,902
Grand City Properties S.A.	4,639	112,714
LEG Immobilien AG	1,419	160,003
Life Storage, Inc., REIT	3,095	257,195
Medical Properties Trust, Inc., REIT	57,080	746,606
Mid-America Apartment Communities, Inc., REIT	661	63,040
Public Storage, Inc., REIT	161	31,517
Realogy Holdings Corp.	1,404	38,624
Select Income, REIT	4,898	109,519
STAG Industrial, Inc., REIT	27,788	703,592
Store Capital Corp., REIT	4,690	114,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Sun Communities, Inc., REIT	2,442	$216,947
TAG Immobilien AG	33,342	657,779
Washington Prime Group, Inc., REIT	4,916	32,347
Weyerhaeuser Co., REIT	1,646	61,791

		$4,406,478
Restaurants - 0.4%
Alsea S.A.B. de C.V.	39,235	$128,340
Aramark	5,836	267,347
Dave & Buster’s, Inc. (a)	3,652	171,644
Performance Food Group Co. (a)	3,911	134,343
Sodexo	1,806	231,735
Starbucks Corp.	1,215	69,024
U.S. Foods Holding Corp. (a)	4,757	152,842
Zoe’s Kitchen, Inc. (a)	3,385	49,827

		$1,205,102
Special Products & Services - 0.0%
Boyd Group Income Fund, EU	1,119	$97,135

Specialty Chemicals - 1.3%
Akzo Nobel N.V.	1,816	$170,046
Axalta Coating Systems Ltd. (a)	3,641	114,692
Croda International PLC	2,164	137,773
Elementis PLC	27,712	113,712
Ferro Corp. (a)	5,946	139,850
Ferroglobe PLC (a)	4,837	69,943
Kansai Paint Co. Ltd.	5,300	131,308
Linde AG (a)	3,697	902,396
Nippon Paint Holdings Co. Ltd.	100	3,577
Nitto Denko Corp.	500	45,997
Orion Engineered Carbons S.A.	2,479	73,007
RPM International, Inc.	4,724	246,593
Sika AG	75	649,879
Symrise AG	1,103	92,245
Univar, Inc. (a)	24,129	720,492

		$3,611,510
Specialty Stores - 2.0%
Amazon.com, Inc.	940	$1,363,837
AutoZone, Inc.	52	39,803
Best Buy Co., Inc.	13,308	972,282
Dufry AG (a)	353	54,880
Express, Inc.	2,273	15,866
Just Eat PLC (a)	13,012	150,609
L Brands, Inc.	1,083	54,247
Michaels Co., Inc. (a)	31,946	858,389
Nitori Co. Ltd.	1,400	222,946
O’Reilly Automotive, Inc. (a)	406	107,464
Ross Stores, Inc.	5,423	446,801
Ryohin Keikaku Co. Ltd.	400	133,553
TJX Cos., Inc.	608	48,835
Tractor Supply Co.	1,269	96,761
Tuesday Morning Corp. (a)	5,589	16,208
Urban Outfitters, Inc. (a)	21,474	732,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Zumiez, Inc. (a)	2,824	$58,598

		$5,373,557
Telecommunications - Wireless - 0.8%
Advanced Info Service PLC	11,100	$68,223
American Tower Corp., REIT	3,470	512,519
Cellnex Telecom S.A.U.	3,500	94,513
KDDI Corp.	16,800	425,313
SBA Communications Corp., REIT (a)	4,922	858,889
SoftBank Group Corp.	1,400	115,834
T-Mobile U.S., Inc. (a)	1,503	97,845

		$2,173,136
Telephone Services - 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	62,442	$103,079
Com Hem Holding AB	2,625	45,638
Verizon Communications, Inc.	647	34,983

		$183,700
Tobacco - 0.8%
Altria Group, Inc.	6,573	$462,345
British American Tobacco PLC	5,470	374,271
Japan Tobacco, Inc.	4,100	135,859
Philip Morris International, Inc.	9,309	998,204
Swedish Match AB	3,506	142,022

		$2,112,701
Trucking - 0.2%
DSV A.S.	2,491	$204,865
Marten Transport Ltd.	1,978	45,890
Schneider National, Inc.	1,744	51,064
Werner Enterprises, Inc.	981	39,927
Yamato Holdings Co. Ltd.	4,000	103,032

		$444,778
Utilities - Electric Power - 1.7%
AES Corp.	4,281	$49,488
Ameren Corp.	953	53,968
American Electric Power Co., Inc.	379	26,068
Avangrid, Inc.	10,968	534,361
Black Hills Corp.	1,867	103,712
CLP Holdings Ltd.	8,500	86,764
CMS Energy Corp.	2,716	121,541
DTE Energy Co.	900	95,076
Duke Energy Corp.	6,708	526,578
El Paso Electric Co.	1,843	96,205
Eversource Energy	1,447	91,291
Exelon Corp.	25,818	994,251
FirstEnergy Corp.	1,706	56,127
Iberdrola S.A.	9,133	74,362
NextEra Energy, Inc.	228	36,120
NRG Energy, Inc.	22,271	579,269
PG&E Corp.	2,058	87,321
Pinnacle West Capital Corp.	1,041	83,228
Portland General Electric Co.	3,012	127,558
PPL Corp.	7,290	232,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	2,088	$108,305
Southern Co.	7,222	325,784
WEC Energy Group, Inc.	1,085	69,766
Xcel Energy, Inc.	399	18,210

		$4,577,685
Total Common Stocks		$185,125,601

Bonds - 19.4%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$160,000	$157,882

Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027	$412,000	$409,145

Automotive - 0.6%
General Motors Co., 4.875%, 10/02/2023	$1,000,000	$1,062,371
General Motors Co., 5.15%, 4/01/2038	166,000	173,881
Lear Corp., 3.8%, 9/15/2027	281,000	278,673

		$1,514,925
Brokerage & Asset Managers - 0.7%
Charles Schwab Corp., 3.2%, 1/25/2028	$564,000	$553,476
E*TRADE Financial Corp., 2.95%, 8/24/2022	236,000	231,895
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	344,710
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	800,286

		$1,930,367
Building - 0.5%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$194,000	$188,848
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	418,000	435,068
Masco Corp., 4.375%, 4/01/2026	302,000	314,080
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	307,384

		$1,245,380
Business Services - 0.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,003,348
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	369,000	372,922
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	285,297

		$1,661,567
Cable TV - 1.0%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$885,000	$1,028,019
Comcast Corp., 4.75%, 3/01/2044	710,000	792,481
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	219,000	214,009
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	90,000	90,060
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	398,332
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	338,771

		$2,861,672
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$349,790
LyondellBasell Industries N.V., 5%, 4/15/2019	294,000	300,726

		$650,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$600,000	$664,221

Computer Software - Systems - 0.5%
Apple, Inc., 3.35%, 2/09/2027	$600,000	$599,908
Apple, Inc., 4.25%, 2/09/2047	600,000	644,860

		$1,244,768
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$304,371

Consumer Services - 0.8%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$200,000	$200,087
Priceline Group, Inc., 3.65%, 3/15/2025	319,000	320,684
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	533,059
Visa, Inc., 2.75%, 9/15/2027	500,000	481,584
Visa, Inc., 4.15%, 12/14/2035	527,000	570,533

		$2,105,947
Electronics - 0.5%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$1,051,040
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	408,103

		$1,459,143
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$301,776

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$333,901

Food & Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$1,018,649
Kraft Heinz Foods Co., 5%, 7/15/2035	225,000	244,165
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	603,639
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	714,581

		$2,581,034
Insurance - 0.3%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$342,073
Unum Group, 4%, 3/15/2024	600,000	614,614

		$956,687
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$697,902

Insurance - Property & Casualty - 0.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$584,802
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	305,522
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	710,144

		$1,600,468
Major Banks - 3.4%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,199,422
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	397,000	397,824
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	700,000	698,507
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	1,030,000	1,012,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.25%, 10/15/2020	$800,000	$833,548
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,666,026
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	444,598
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	500,000	558,750
Morgan Stanley, 2.2%, 12/07/2018	632,000	631,912
Morgan Stanley, 3.125%, 7/27/2026	686,000	663,047
Morgan Stanley, 3.95%, 4/23/2027	1,180,000	1,188,114

		$9,294,335
Medical & Health Technology & Services - 1.2%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$73,172
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	526,386
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	207,749
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	378,131
Life Technologies Corp., 6%, 3/01/2020	325,000	346,215
Life Technologies Corp., 5%, 1/15/2021	532,000	558,933
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	37,492
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	310,385
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	401,774
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	582,256

		$3,422,493
Metals & Mining - 0.4%
Barrick North America Finance LLC, 4.4%, 5/30/2021	$56,000	$58,886
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	340,331
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	207,261
Southern Copper Corp., 5.25%, 11/08/2042	391,000	443,143

		$1,049,621
Midstream - 0.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$503,974
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	713,543
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	337,978

		$1,555,495
Natural Gas - Distribution - 0.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$308,493
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	334,260

		$642,753
Network & Telecom - 0.6%
AT&T, Inc., 3.4%, 8/14/2024	$946,000	$945,948
AT&T, Inc., 5.65%, 2/15/2047	611,000	673,248

		$1,619,196
Oils - 0.8%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$673,688
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	395,164
Valero Energy Corp., 4.9%, 3/15/2045	879,000	995,853

		$2,064,705
Other Banks & Diversified Financials - 0.1%
Citizens Bank N.A., 2.55%, 5/13/2021	$407,000	$402,826

Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$373,000	$365,266

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$324,136

Retailers - 0.1%
Home Depot, Inc., 4.875%, 2/15/2044	$300,000	$354,912

Specialty Chemicals - 0.4%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$696,184
Ecolab, Inc., 4.35%, 12/08/2021	326,000	344,479

		$1,040,663
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$327,307
American Tower Corp., REIT, 5%, 2/15/2024	400,000	431,094
American Tower Corp., REIT, 4%, 6/01/2025	464,000	470,420
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	637,063
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	360,629
SBA Tower Trust, 0.898%, 10/11/2044 (n)	618,000	619,562

		$2,846,075
Tobacco - 0.4%
Reynolds American, Inc., 8.125%, 6/23/2019	$266,000	$285,678
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	361,051
Reynolds American, Inc., 4.45%, 6/12/2025	154,000	161,307
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	302,323

		$1,110,359
Transportation - Services - 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$762,164
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	81,169

		$843,333
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$411,000	$452,357

Utilities - Electric Power - 1.2%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$554,970
CMS Energy Corp., 3.875%, 3/01/2024	700,000	720,912
Emera U.S. Finance LP, 2.7%, 6/15/2021	334,000	330,426
Emera U.S. Finance LP, 3.55%, 6/15/2026	382,000	373,282
Exelon Corp., 3.497%, 6/01/2022	346,000	348,353
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	312,970
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	325,646
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	212,181

		$3,178,740
Total Bonds		$53,248,937

Preferred Stocks - 0.2%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	3,501	$489,435

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	2,853	$155,854
Total Preferred Stocks		$645,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 3.6%
Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 1.44% (v)	10,001,513	$10,000,513

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(114)	$(12,856)

Other Assets, Less Liabilities - 9.4%		25,936,220
Net Assets - 100.0%		$274,943,704

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,000,513 and $239,019,827, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,861,526, representing 2.5% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	10,831,606	USD	8,645,000	Barclays Bank PLC	3/22/2018	$166,005
CAD	3,665,000	USD	2,928,486	Goldman Sachs International	3/22/2018	52,820
CHF	1,880,000	USD	1,943,976	Goldman Sachs International	3/22/2018	83,392
COP	45,923,946,580	USD	15,199,056	Goldman Sachs International	3/22/2018	935,037
EUR	2,600,000	USD	3,144,115	Goldman Sachs International	3/22/2018	94,008
INR	1,195,260,000	USD	18,397,106	Barclays Bank PLC	3/22/2018	283,780
JPY	1,096,000,000	USD	9,773,410	Goldman Sachs International	3/22/2018	292,827
MXN	232,870,000	USD	12,049,259	Goldman Sachs International	3/22/2018	367,143
MYR	73,488,000	USD	18,010,882	Barclays Bank PLC	3/22/2018	807,014
NOK	45,848,960	USD	5,680,000	Goldman Sachs International	3/22/2018	276,347
NOK	75,360,000	USD	9,168,843	Morgan Stanley Capital Services, Inc.	3/22/2018	621,353
SGD	3,410,000	USD	2,569,240	Morgan Stanley Capital Services, Inc.	3/22/2018	32,789
TRY	45,840,000	USD	11,638,062	Goldman Sachs International	3/22/2018	395,518
USD	16,273,546	COP	45,923,946,580	Goldman Sachs International	3/22/2018	139,453
USD	2,542,449	HKD	19,825,000	Goldman Sachs International	3/22/2018	5,310
USD	8,170,000	MYR	31,895,680	Goldman Sachs International	3/22/2018	2,550
USD	1,870,085	INR	119,620,000	Morgan Stanley Capital Services, Inc.	3/22/2018	527
ZAR	172,430,000	USD	13,311,501	JPMorgan Chase Bank N.A.	3/22/2018	1,141,832

						$5,697,705

Liability Derivatives
KRW	1,875,000,000	USD	1,762,218	Goldman Sachs International	3/22/2018	$(5,004)
SGD	10,681,050	USD	8,170,000	Goldman Sachs International	3/22/2018	(19,736)
USD	8,645,000	NZD	11,967,203	Barclays Bank PLC	3/22/2018	(169,742)
USD	23,626,991	CAD	30,295,000	Goldman Sachs International	3/22/2018	(1,016,575)
USD	11,971,013	CHF	11,745,000	Goldman Sachs International	3/22/2018	(694,649)
USD	13,211,926	CNY	87,965,000	Goldman Sachs International	3/22/2018	(726,623)
USD	32,615,626	EUR	27,415,000	Goldman Sachs International	3/22/2018	(1,527,892)
USD	5,680,000	GBP	4,182,683	Goldman Sachs International	3/22/2018	(269,695)
USD	2,532,315	SEK	21,080,000	Goldman Sachs International	3/22/2018	(151,503)
USD	19,288,305	KRW	21,004,000,000	JPMorgan Chase Bank N.A.	3/22/2018	(396,244)
USD	4,496,476	AUD	5,875,000	Morgan Stanley Capital Services, Inc.	3/22/2018	(236,846)
USD	19,512,443	GBP	14,455,000	Morgan Stanley Capital Services, Inc.	3/22/2018	(1,049,201)
USD	20,274,158	SGD	27,270,000	Morgan Stanley Capital Services, Inc.	3/22/2018	(534,442)
USD	11,618,447	TRY	45,840,000	Morgan Stanley Capital Services, Inc.	3/22/2018	(415,134)
USD	12,616,227	ZAR	172,430,000	Morgan Stanley Capital Services, Inc.	3/22/2018	(1,837,106)

						$(9,050,392)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index	Short	AUD	23	$2,767,587	March - 2018	$3,107
CAC 40 Index	Short	EUR	137	9,321,911	February - 2018	43,938
Euro STOXX 50 Index	Long	EUR	458	20,482,049	March - 2018	195,358
Hang Seng China Index	Long	HKD	124	10,787,135	February - 2018	113,337
Hang Seng Index	Short	HKD	19	3,991,799	February - 2018	1,911
MSCI Emerging Markets Index	Long	USD	286	17,986,540	March - 2018	780,172
MSCI Singapore Index	Short	SGD	61	1,868,429	February - 2018	49,190
MSCI Taiwan Index	Short	USD	342	14,173,978	February - 2018	58,420
NASDAQ 100 Index	Long	USD	30	4,177,500	March - 2018	362,153

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Equity Futures – continued
OMX Index	Short	SEK	177	$3,571,492	February - 2018	$76,190
Russell 1000 Index	Long	USD	231	14,651,175	March - 2018	662,416
S&P/TSX 60 Index	Short	CAD	12	1,840,000	March - 2018	12,728

						$2,358,920

Interest Rate Futures
German Euro Bund 10 yr	Short	EUR	108	$21,295,761	March - 2018	$560,350
Long Gilt 10 yr	Short	GBP	22	3,815,250	March - 2018	67,451
U.S. Treasury Note 10 yr	Short	USD	94	11,428,344	March - 2018	295,052

						$922,853

						$3,281,773

Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	36	$4,996,543	February - 2018	$(4,116)
DAX Index	Short	EUR	8	3,273,098	March - 2018	(15,908)
FTSE 100 Index	Short	GBP	62	6,573,252	March - 2018	(68,329)
FTSE MIB Index	Short	EUR	114	16,627,731	March - 2018	(606,217)
Russell 2000 Index	Short	USD	236	18,596,800	March - 2018	(610,036)
S&P 500 Index	Short	USD	213	150,473,850	March - 2018	(9,780,002)
S&P MidCap 400 Index	Short	USD	76	14,851,920	March - 2018	(458,071)
Topix Index	Short	JPY	5	846,064	March - 2018	(23,296)

						$(11,565,975)

Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	281	$30,208,642	March - 2018	$(937,130)

						$(12,503,105)

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swap Agreements
12/20/22	USD	29,500,000	centrally cleared	(1)	5.00%/quarterly	$(487,211)	$(2,151,853)	$(2,639,064)
12/20/22	USD	11,900,000	centrally cleared	(1)	5.00%/quarterly	(196,536)	(868,036)	(1,064,572)
12/20/22	EUR	15,600,000	centrally cleared	(2)	1.00%/quarterly	(178,007)	(373,742)	(551,749)
12/20/22	USD	29,200,000	centrally cleared	(3)	1.00%/quarterly	(205,451)	(532,921)	(738,372)

						$(1,067,205)	$(3,926,552)	$(4,993,757)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America High Yield Index.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Index.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investmemt Grade Index.

At January 31, 2018, the fund had cash collateral of $17,908,914 and other liquid securities with an aggregate value of $577,766 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$129,046,822	$—	$—	$129,046,822
United Kingdom	10,140,292	—	—	10,140,292
Japan	987,930	7,132,985	—	8,120,915
France	7,045,232	—	—	7,045,232
Switzerland	6,939,293	—	—	6,939,293
Germany	5,902,147	—	—	5,902,147
Canada	2,653,770	—	—	2,653,770
Spain	2,261,664	—	—	2,261,664
Taiwan	1,545,407	128,405	—	1,673,812
Other Countries	10,016,122	1,970,821	—	11,986,943
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	452,357	—	452,357
U.S. Corporate Bonds	—	50,034,819	—	50,034,819
Foreign Bonds	—	2,761,761	—	2,761,761
Mutual Funds	10,000,513	—	—	10,000,513
Total	$186,539,192	$62,481,148	$—	$249,020,340
Short Sales	$(12,856)	$—	$—	$(12,856)

Other Financial Instruments
Futures Contracts – Assets	$3,055,808	$225,965	$—	$3,281,773
Futures Contracts – Liabilities	(12,479,809)	(23,296)	—	(12,503,105)
Swap Agreements – Liabilities	—	(4,993,757)	—	(4,993,757)
Forward Foreign Currency Exchange Contracts – Assets	—	5,697,705	—	5,697,705
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,050,392)	—	(9,050,392)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,721,832 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,679,587 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		19,869,700	60,939,395	(70,807,582)	10,001,513

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,464)	$(655)	$—	$49,263	$10,000,513

Quarterly Report

January 31, 2018

MFS® Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 77.1%
Asset-Backed & Securitized - 16.9%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.271% (U.S. LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$1,167,000	$1,169,255
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.871% (U.S. LIBOR-3mo. + 2.15%), 7/15/2026 (n)	1,518,000	1,521,742
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.344% (U.S. LIBOR-3mo. + 1.6%), 7/20/2026 (n)	1,183,000	1,184,321
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	376,267
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	143,397	143,342
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,261,857
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.231% (U.S. LIBOR-3mo. + 1.5%), 10/17/2024 (n)	1,445,000	1,443,591
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	415,577	415,263
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.171% (U.S. LIBOR-3mo. + 1.45%), 7/16/2025 (n)	1,778,000	1,777,753
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.244% (U.S. LIBOR-3mo. + 1.5%), 10/23/2025 (n)	1,167,000	1,168,635
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.095% (U.S. LIBOR-3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,160,830
Babson CLO Ltd., 2013-IIA, “A2R”, FLR, 3.284% (U.S. LIBOR-3mo. + 1.55%), 1/18/2025 (n)	974,118	976,879
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.231% (U.S. LIBOR-3mo. + 1.5%), 10/17/2026 (n)	1,747,000	1,746,607
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (U.S. LIBOR-3mo. + 2.25%), 1/18/2025 (n)	974,118	973,318
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.444% (U.S. LIBOR-3mo. + 1.7%), 10/20/2026 (n)	1,149,000	1,151,098
Ballyrock Ltd., 2014-1A, “BR”, FLR, 3.844% (U.S. LIBOR-3mo. + 2.1%), 10/20/2026 (n)	487,000	487,346
Canadian Pacific Auto Receivables Trust, 2017-1A, “A2B”, FLR, 1.757% (U.S. LIBOR-1mo. + 0.43%) 12/19/2019 (n)	931,000	930,999
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	18,802	18,796
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,500,000	2,463,488
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.326%, 5/10/2050 (i)	12,121,253	1,069,046
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (U.S. LIBOR-3mo. + 1.7%), 7/27/2026 (n)	665,212	668,888
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (U.S. LIBOR-3mo. + 2.4%), 7/27/2026 (n)	897,854	897,356
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.709% (U.S. LIBOR-1mo. + 1.15%), 3/15/2028 (n)	620,373	622,868
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	831,308
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	371,468
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	531,553
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	275,000	271,154
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	211,897	211,753
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.809% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	1,481,409	1,489,589
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,414,000	1,405,716
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	815,593
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	796,579	797,355
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,485,303
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,790,669
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.421% (U.S. LIBOR-3mo. + 1.7%) 7/15/2026 (n)	2,250,000	2,251,600
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	503,877
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	549,346
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	129,505	129,482
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	520,000	519,776
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.834% (U.S. LIBOR-3mo. + 2.1%), 4/18/2026 (n)	530,000	529,882
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.271% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	597,000	597,496
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.871% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	766,507	771,726
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,389,000	1,390,890
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	901,000	902,476
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	578,679	576,863
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	42,062	42,076
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	578,791	577,809
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	285,719	285,338
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,385,000	1,384,996
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	355,164	356,334
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	405,804
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,598,951

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	$1,010,000	$1,005,215
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	2,104,000	2,184,317
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.051%, 5/10/2050 (i)	11,008,611	868,772
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.141%, 8/10/2050 (i)	11,461,486	941,923
HarbourView CLO VII Ltd., “B1R”, FLR, 3.085% (U.S. LIBOR-3mo. + 1.65%), 11/18/2026 (n)	1,790,098	1,788,630
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.815% (U.S. LIBOR-3mo. + 2.38%), 11/18/2026 (n)	1,149,098	1,147,088
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	675,702	675,576
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.406% (LIBOR-1mo. + 1.00%), 12/17/2036 (n)	1,742,687	1,753,547
Invitation Homes Trust, 2018-SFR1, “B”, 2.518%, 3/17/2037 (n)	953,000	956,014
JPMorgan Chase Commercial Mortgage Securities Corp., 1.092%, 9/15/2050 (i)	23,611,890	1,736,754
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	2,014,202	2,104,687
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.251% (U.S. LIBOR-3mo. + 1.53%), 10/15/2027 (n)	951,150	959,464
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.794% (U.S. LIBOR-3mo. + 2.05%), 7/20/2026 (n)	1,634,000	1,643,405
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.977% (U.S. LIBOR-3mo. + 1.20%), 1/18/2028 (n)	2,590,000	2,590,000
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.834% (U.S. LIBOR-3mo. + 2.1%), 1/18/2027 (n)	805,000	810,053
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.446%, 5/15/2050 (i)	12,047,458	1,059,800
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.459%, 6/15/2050 (i)	4,720,483	439,501
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534% (U.S. LIBOR-3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,330,761
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.161% (U.S. LIBOR-1mo. + 0.6%), 6/25/2065 (n)	207,540	207,862
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.971% (U.S. LIBOR-3mo. + 1.25%), 1/15/2028 (z)	2,729,000	2,736,021
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	931,715
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	755,777
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.294% (U.S. LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,149,000	1,155,229
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.052% (U.S. LIBOR-3mo. + 1.30%), 10/26/2027 (z)	2,211,957	2,209,663
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	92,880	92,884
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,501,942
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	222,514	221,998
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,110,000	1,103,442
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.203% (U.S. LIBOR-1mo. + 6.5%), 11/10/2020 (n)	870,000	870,203
PFS Financing Corp., 2017-C, “A”, FLR, 2.029% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	670,000	669,020
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,243,906
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	767,281
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	555,000	550,822
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	60,214	60,183
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.821% (U.S. LIBOR-3mo. + 2.1%), 1/13/2025 (n)	580,000	581,632
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	328,135	326,281
Silver Spring CLO Ltd., FLR, 4.471% (U.S. LIBOR-3mo. + 2.75%), 10/15/2026 (n)	973,000	981,719
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,880,293
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.944% (U.S. LIBOR-3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,147,109
TICP CLO Ltd., FLR, 3.994% (U.S. LIBOR-3mo. + 2.25%), 1/20/2027 (n)	1,024,000	1,031,111
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,030,000	1,007,474
UBS Commercial Mortgage Trust, 2017-C1, “XA” , 1.022%, 11/15/2050 (i)	7,958,654	563,427
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,865,271
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	769,000	763,466
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	537,767	535,895
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.059% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	849,000	851,468
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,156,705
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	180,949	180,791
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	1,856,000	1,843,514

		$101,795,339
Automotive - 3.0%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$1,997,168
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,748,598
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	1,632,000	1,625,698

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	$340,000	$337,509
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	1,279,000	1,257,214
General Motors Financial Co., Inc., 2.65%, 4/13/2020	3,700,000	3,685,152
General Motors Financial Co., Inc., 3.15%, 6/30/2022	816,000	805,691
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,021,002
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	638,880
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,183,934
Toyota Motor Credit Corp., FLR, 2.121% (U.S. LIBOR-3mo. + 0.39%), 1/17/2019	1,620,000	1,624,064

		$17,924,910
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$369,005

Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$974,000	$957,058
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,402,000	1,408,166

		$2,365,224
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,054,578

Cable TV - 0.4%
Time Warner Cable, Inc., 5%, 2/01/2020	$2,308,000	$2,397,373

Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$3,000,000	$2,998,610
Dow Chemical Co., 8.55%, 5/15/2019	2,000,000	2,152,555
LyondellBasell Industries N.V., 5%, 4/15/2019	760,000	777,386

		$5,928,551
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$998,752

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$503,999

Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$225,548
Newell Brands, Inc., 2.6%, 3/29/2019	99,000	98,996
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,890,503
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	3,041,000	2,938,649

		$6,153,696
Consumer Services - 0.2%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,476,904

Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3%, 3/01/2018	$240,000	$240,092
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,404,072

		$1,644,164
Electronics - 0.2%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$281,000	$281,219
Xilinx, Inc., 2.125%, 3/15/2019	890,000	886,049

		$1,167,268

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.4%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,178,775
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,338,554

		$2,517,329
Energy - Integrated - 0.5%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$808,077
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,471,487

		$3,279,564
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$833,143

Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$405,000	$405,142

Food & Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$3,059,000	$3,047,927
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/01/2019	960,000	959,592
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,460,309
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,594,858
Mondelez International, Inc., FLR, 2.37% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	1,870,000	1,878,519
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	521,159
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,183,000	1,179,713
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	96,113

		$10,738,190
Insurance - 0.8%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,178,060
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,150,201
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,171,982
Voya Financial, Inc., 2.9%, 2/15/2018	148,000	148,048

		$4,648,291
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,747,278

International Market Quasi-Sovereign - 1.8%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$1,217,543
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,940,915
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,947,447
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	589,817
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	576,839
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,197,722
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	699,723
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,652,411

		$10,822,417
International Market Sovereign - 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$2,266,880

Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$538,503

Local Authorities - 0.8%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,344,172
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,058,000	2,526,091

		$4,870,263

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 8.3%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$2,750,000	$2,745,298
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	1,435,000	1,427,330
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,008,080
Barclays PLC, 3.25%, 1/12/2021	4,050,000	4,063,138
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,093,019
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	996,781
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,718,852
Credit Agricole, “A”, FLR, 3.138% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	750,000	770,895
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,060,000	2,073,425
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,880,137
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	1,161,000	1,163,857
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	957,000	948,231
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,099,812
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	499,187
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	779,600
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	862,780
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,083,592
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,748,265
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,136,638
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	480,000	479,966
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,190,056
Sumitomo Mitsui Banking Corp., FLR, 2.409% (U.S. LIBOR-3mo. + 0.67%), 10/19/2018	1,630,000	1,635,561
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	1,108,000	1,101,468
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,721,415
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,497,352
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	976,542
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	3,100,000	3,095,201
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,337,000	2,349,355
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	2,997,226

		$50,143,059
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,750,000	$1,748,728
Becton, Dickinson and Co., 2.404%, 6/05/2020	796,000	787,888
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	931,989
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,447,919

		$4,916,524
Medical Equipment - 0.7%
Abbott Laboratories, 2.35%, 11/22/2019	$1,600,000	$1,595,535
Medtronic, Inc., 1.5%, 3/15/2018	260,000	259,945
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,399,691

		$4,255,171
Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$420,000	$419,874
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	899,838
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	599,601

		$1,919,313
Midstream - 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$1,660,401
EL Paso LLC, 6.5%, 9/15/2020	1,874,000	2,034,834
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	428,679
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	967,608

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
ONEOK Partners LP, 3.2%, 9/15/2018	$790,000	$793,996

		$5,885,518
Mortgage-Backed - 0.7%
Fannie Mae, 4.5%, 4/01/2024	$351,700	$366,521
Fannie Mae, 4%, 3/01/2025	41,408	43,096
Fannie Mae, 4.5%, 5/01/2025	124,231	128,469
Fannie Mae, 3%, 12/01/2031	735,724	740,550
Fannie Mae, 2%, 5/25/2044	2,371,714	2,300,534
Fannie Mae, FLR, 1.745%, 5/25/2018	55,550	55,492
Freddie Mac, 0.882%, 4/25/2024	128,640	5,913
Freddie Mac, 4%, 7/01/2025	284,741	296,312

		$3,936,887
Network & Telecom - 1.1%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$1,299,251
AT&T, Inc., 2.45%, 6/30/2020	2,480,000	2,464,687
AT&T, Inc., FLR, 2.372% (U.S. LIBOR-3mo. + 0.91%), 11/27/2018	1,570,000	1,579,435
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,090,951

		$6,434,324
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,181,043

Other Banks & Diversified Financials - 6.1%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$400,000	$401,260
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,580,667
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	1,854,000	1,830,393
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,000,400
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,234,143
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,552,005
Capital One Financial Corp., 2.5%, 5/12/2020	1,177,000	1,168,888
Capital One Financial Corp., 2.4%, 10/30/2020	590,000	582,531
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,400,781
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	916,359
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	306,821
Compass Bank, 2.875%, 6/29/2022	1,837,000	1,800,393
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,196,776
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	363,153
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,039,586
First Republic Bank, 2.375%, 6/17/2019	278,000	276,789
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	922,571
Intesa Sanpaolo S.p.A., FLR, 2.351%, 7/17/2019	3,136,000	3,136,439
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,948,838
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	631,025
National Bank of Canada, FLR, 2.413% (LIBOR-3mo. + 0.84%), 12/14/2018	3,200,000	3,219,746
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,373,531
Santander UK PLC, 3.05%, 8/23/2018	439,000	441,284
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,433,000	1,414,520
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,170,000	2,141,124
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (z)	1,015,000	1,024,192

		$36,904,215
Pharmaceuticals - 2.9%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,499,580
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,305,671

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Actavis Funding SCS, 3%, 3/12/2020	$1,058,000	$1,062,159
Amgen, Inc., 2.2%, 5/11/2020	2,350,000	2,330,908
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,919,935
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,266,186
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	2,999,513
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,308,987
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,704,449

		$17,397,388
Real Estate - Healthcare - 0.0%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$264,000	$264,082

Retailers - 0.4%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$1,776,672
Dollar General Corp., 1.875%, 4/15/2018	195,000	194,864
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	421,000	421,005

		$2,392,541
Supranational - 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,180,000	$1,172,740

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$573,455
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,435,264
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	900,000	899,134
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	618,196
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	744,966
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,968,000	2,063,976
SBA Tower Trust, 2.898%, 10/08/2019 (n)	878,000	880,220
SBA Tower Trust, 2.877%, 7/10/2046 (n)	660,000	656,700

		$7,871,911
Tobacco - 1.2%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,011,000	$1,987,046
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	1,456,000	1,455,171
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	2,266,000	2,273,040
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,701,466

		$7,416,723
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,393,136

U.S. Government Agencies and Equivalents - 0.1%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$746,712
Small Business Administration, 2.25%, 7/01/2021	178,660	178,516

		$925,228
U.S. Treasury Obligations - 18.6%
U.S. Treasury Bill, 0.75%, 9/30/2018	$15,000,000	$14,898,633
U.S. Treasury Notes, 1.75%, 11/30/2019	12,897,000	12,809,341
U.S. Treasury Notes, 0.875%, 3/31/2018 (s)	13,580,000	13,568,575
U.S. Treasury Notes, 0.625%, 6/30/2018 (s)	13,580,000	13,526,953
U.S. Treasury Notes, 1%, 11/30/2018 (s)	13,580,000	13,486,107
U.S. Treasury Notes, 1.625%, 8/31/2019	9,000,000	8,936,016

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.75%, 9/30/2019	$10,300,000	$10,242,465
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	25,000,000	24,436,524

		$111,904,614
Utilities - Electric Power - 1.5%
Dominion Energy, Inc., 2.962%, 7/01/2019	$780,000	$783,767
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,127,531
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,594,331
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,157,842
Eversource Energy, 2.5%, 3/15/2021	730,000	725,236
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	570,657
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,031,775
Southern Co., 2.45%, 9/01/2018	630,000	631,279
Southern Co., 1.85%, 7/01/2019	1,560,000	1,547,237

		$9,169,655
Total Bonds		$463,930,835

Short-Term Obligations (s)(y) - 7.3%
American Honda Finance Corp., 1.52%, due 2/22/2018	$4,000,000	$3,996,453
Apple Inc., 1.49%, due 2/09/2018	2,000,000	1,999,338
Chevron Corp., 1.34%, due 2/01/2018	4,400,000	4,400,000
Cisco Systems Inc., 1.5%, due 2/07/2018	3,400,000	3,399,150
Federal Home Loan Bank, 1%, due 2/01/2018	10,726,000	10,726,000
Freddie Mac, 1.2%, due 2/01/2018	10,962,000	10,962,000
Mizuho Bank Ltd., 1.54%, due 2/26/2018	4,500,000	4,500,000
Novartis Finance Corp., 1.48%, due 2/06/2018	4,000,000	3,999,178
Total Short-Term Obligations		$43,982,119

Investment Companies (h) - 13.9%
Money Market Funds - 13.9%
MFS Institutional Money Market Portfolio, 1.44% (v)	83,882,557	$83,874,169

Other Assets, Less Liabilities - 1.7%		10,137,330
Net Assets - 100.0%		$601,924,453

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $83,874,169 and $507,912,954, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $168,195,992, representing 27.9% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.

8

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.971% (U.S. LIBOR-3mo. + 1.25%), 1/15/2028	11/15/17	$2,729,000	$2,736,021
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.052% (U.S. LIBOR-3mo. + 1.30%), 10/26/2027	11/27/17	2,211,957	2,209,663
UniCredito Italiano S.p.A., 3.75% 4/12/2022	1/05/18	1,029,452	1,024,192
Total Restricted Securities			$5,969,876
% of Net assets			1.0%

Derivative Contracts at 1/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	107	$22,816,078	March - 2018	$(147,507)

Uncleared Swap Agreements

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swap Agreements
2/14/18	USD	7,179,593 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$1,427	$—	$1,427
3/6/18	USD	22,028,143 (Long	)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	4,864	—	4,864
3/6/18	USD	23,077,102 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	5,095	—	5,095
3/6/18	USD	23,077,102 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	5,095	—	5,095
4/9/18	USD	31,151,762 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	78,847	—	78,847
4/10/18	USD	8,119,223 (Long	)	Merrill Lynch International	BCOMALTR (floating rate)	3 month T-Bill + 0.11%	1,857	—	1,857
4/10/18	USD	27,775,912 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	70,302	—	70,302
4/30/18	USD	5,363,912 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	13,577	—	13,577
5/11/18	USD	6,183,410 (Long	)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	1,100	—	1,100
6/15/18	USD	84,982,419 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	213,994	—	213,994
7/16/18	USD	11,089,125 (Long	)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	2,441	—	2,441
7/16/18	USD	12,301,784 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	2,715	—	2,715

9

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements - continued

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives – continued
Total Return Swap Agreements – continued
7/16/18	USD	33,413,075 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	$84,569	$—	$84,569
7/16/18	USD	44,356,498 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	9,601	—	9,601
7/16/18	USD	88,712,997 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	19,200	—	19,200
8/22/18	USD	6,528,387 (Long	)	Merrill Lynch International	BCOMLCTR (floating rate)	3 month T-Bill + 0.15%	1,495	—	1,495
8/22/18	USD	8,012,027 (Long	)	Goldman Sachs International	BCOMCTTR (floating rate)	3 month T-Bill + 0.23%	1,939	—	1,939
8/31/18	USD	6,247,349 (Long	)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	1,356	—	1,356
8/31/18	USD	7,896,879 (Long	)	Goldman Sachs International	BCOMBOTR (floating rate)	3 month T-Bill + 0.18%	1,840	—	1,840
9/12/18	USD	9,923,218 (Long	)	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	2,050	—	2,050
9/26/18	USD	6,796,158 (Long	)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	1,432	—	1,432
10/29/18	USD	17,173,680 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	3,793	—	3,793
12/3/18	USD	17,883,986 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	3,949	—	3,949
12/3/18	USD	18,935,985 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	4,180	—	4,180
1/4/19	USD	2,505,392 (Long	)	Goldman Sachs International	BCOMHGTR (floating rate)	3 month T-Bill + 0.11%	575	—	575
1/4/19	USD	11,455,476 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	2,479	—	2,479
1/4/19	USD	13,583,702 (Long	)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	2,780	—	2,780
1/23/19	USD	7,062,099 (Long	)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.15%	1,584	—	1,584

							$544,136	$—	$544,136

Liability Derivatives
Total Return Swap Agreements
2/7/18	USD	6,080,564 (Short	)	Merrill Lynch International	3 month T-Bill + 0.05%	SPGSCCTR (floating rate)	$(1,572)	$—	$(1,572)
4/30/18	USD	5,058,250 (Short	)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	(1,581)	—	(1,581)
7/23/18	USD	5,689,556 (Short	)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	(1,607)	—	(1,607)
8/31/18	USD	5,206,037 (Short	)	Morgan Stanley Capital Services, Inc.	3 month T-Bill + 0.05%	BCOMWHTR (floating rate)	(1,342)	—	(1,342)
9/26/18	USD	7,158,275 (Short	)	Goldman Sachs International	3 month T-Bill + 0.08%	BCOMPLTR (floating rate)	(2,166)	—	(2,166)
11/19/18	USD	8,527,827 (Long	)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(2,805)	—	(2,805)
12/18/18	USD	6,197,542 (Short	)	Merrill Lynch International	3 month T-Bill + 0.02%	BCOMCNTR (floating rate)	(1,334)	—	(1,334)

10

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements at 1/31/18 - continued

Maturity Date	Notional Amount			Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives – continued
Total Return Swap Agreements – continued
12/18/18	USD	14,657,134 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMLHTR (floating rate)	3 month T-Bill + 0.16%	$(251,725)	$—	$(251,725)
1/23/19	USD	7,872,722 (Short	)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	(1,384)	—	(1,384)
2/14/19	USD	4,170,052 (Long	)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(89)	—	(89)
2/14/19	USD	6,368,637 (Short	)	Goldman Sachs International	3 month T-Bill + 0.04%	BCOMSMT (floating rate)	(260)	—	(260)
2/14/19	USD	7,113,746 (Long	)	Merrill Lynch International	BCOMPBTR (floating rate)	3 month T-Bill + 0.10%	(163)	—	(163)
2/14/19	USD	30,489,691 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(711)	—	(711)
2/21/19	USD	29,419,926 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(686)	—	(686)

							$(267,425)	$—	$(267,425)

At January 31, 2018, the fund had liquid securities with an aggregate value of $49,560,121 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It reflects on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is composed of futures contracts on feeder cattle. The index is part of the DJ-UBSCI family. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on gold. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMLHTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures on lead.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.

11

Portfolio of Investments (unaudited) – continued

BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, the index is composed of futures contracts on zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPGSCCTR	S&P GSCI Cocoa Total Return

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a whollyowned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2018, the Subsidiary’s net assets were $111,437,188, which represented 18.5% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

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Supplemental Information (unaudited) – continued

financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$112,829,841	$—	$112,829,841
Non-U.S. Sovereign Debt	—	16,779,365	—	16,779,365
Municipal Bonds	—	2,526,091	—	2,526,091
U.S. Corporate Bonds	—	115,243,030	—	115,243,030
Residential Mortgage-Backed Securities	—	9,143,511	—	9,143,511
Commercial Mortgage-Backed Securities	—	10,968,227	—	10,968,227
Asset-Backed Securities (including CDOs)	—	85,620,490	—	85,620,490
Foreign Bonds	—	110,820,280	—	110,820,280
Short-Term Securities	—	43,982,119	—	43,982,119
Mutual Funds	83,874,169	—	—	83,874,169
Total	$83,874,169	$507,912,954	$—	$591,787,123

Other Financial Instruments
Futures Contracts – Liabilities	$(147,507)	$—	$—	$(147,507)
Swap Agreements – Assets	—	544,136	—	544,136
Swap Agreements – Liabilities	—	(267,425)	—	(267,425)

For further information regarding security characteristics, see the Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

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Supplemental Information (unaudited) – continued

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		80,553,666	80,087,213	(76,758,322)	83,882,557

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,443)	$(4,550)	$—	$228,893	$83,874,169

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.